Property, Plant and Equipment, Net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense recorded	$ 2.8	$ 3.2	$ 2.3
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Building and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Building and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Internally developed software costs | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Internally developed software costs | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years